Stockholders' equity and reserves (Details 2) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Stockholders’ Equity and Reserves [Abstract]
Balance as at January 1	0	10,000	0
(+) Total shares purchased	20,000	100,157	677,013
(-) Total shares sold	0	(110,157)	(667,013)
Balance as at December 31	20,000	0	10,000